Note 8 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost	$ 525,908	$ 437,445
Accumulated depreciation	358,896	299,379
Net	167,012	138,066
Land [Member]
Cost	1,279	1,281
Accumulated depreciation	0	0
Net	1,279	1,281
Building [Member]
Cost	9,277	4,723
Accumulated depreciation	3,620	3,018
Net	5,657	1,705
Vehicles [Member]
Cost	128,047	108,004
Accumulated depreciation	84,041	67,477
Net	44,006	40,527
Furniture and Fixtures [Member]
Cost	161,142	135,179
Accumulated depreciation	104,565	85,395
Net	56,577	49,784
Computer Equipment [Member]
Cost	175,544	139,613
Accumulated depreciation	130,542	109,173
Net	45,002	30,440
Leasehold Improvements [Member]
Cost	50,619	48,645
Accumulated depreciation	36,128	34,316
Net	$ 14,491	$ 14,329